Concentration and Risks (Tables)	12 Months Ended
Dec. 31, 2023
Concentration and Risks [Abstract]
Schedule of Cost of Sale	The following suppliers represented 10% or more of the Group’s cost of sale for the years ended December 31, 2021, 2022 and 2023 as follows:
	For the years ended December 31,
	2021	%	2022	%	2023	%
Supplier A	$480,182	8	$769,677	12	$392,683	8

Schedule of Accounts receivable	The following customers had receivable balance exceeding 10% of the total accounts receivable as of December 31, 2022 and 2023 as follows:
	As of December 31,
	2022	2023
Customer A	46%	3%
Customer B	-	11%
Allowance for credit losses	Not applicable	Not applicable

Schedule of Net Revenues	The customers represented 10% or more of the Group’s total net revenues for the years ended December 31, 2021, 2022 and 2023 as follows:
	For the years ended December 31,
	2021	%	2022	%	2023	%
Customer A (a related party)	$1,723,973	16	$3,236,174	26	$1,880,944	21
Customer B	488,682	5	1,349,669	11	24,750	0
Customer C (a related party)	-	-	-	-	1,126,296	13